Retail Class | Money Market Portfolio
Summary of the Retail Shares of the Money Market Portfolio
: Investment Objective
The investment objective of the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
: Fees and Expenses of the Money Market Portfolio
This table describes the fees and expenses that you may pay if you buy and hold Retail Shares of the Money Market Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees -	Retail Class Money Market Portfolio Retail Shares
Sales Charge (Load) Imposed on Purchases	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Retail Class Money Market Portfolio Retail Shares
Management Fees		0.12%
Distribution and Service (12b-1) Fees		0.90%
Other Expenses (includes Administration Fees listed below)		0.15%
Administration Fees		0.05%
Total Annual Fund Operating Expenses		1.17%
Fee Waivers	[1]	0.17%
Total Annual Fund Operating Expenses After Fee Waivers		1.00%
[1]	The Manager and its affiliates have voluntarily agreed to waive their fees so that the total fund operating expenses paid by the Money Market Portfolio's Retail Shares (after voluntary waivers) will not exceed 1.00% (the "Expense Cap") up to the date of the Portfolio's next effective Prospectus. While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the date of the Portfolio's next effective Prospectus, these arrangements may only be terminated or the Expense Cap be increased with the approval of the Daily Income Fund's Board of Trustees.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Retail Shares of the Money Market Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Retail Shares of the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Retail Shares of the Money Market Portfolio's operating expenses remain the same (taking into account the Expense Cap for year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Class Money Market Portfolio Retail Shares	102	355	627	1,405

: Principal Investment Strategies
The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The Money Market Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, time deposits, bankers' acceptances, high quality commercial paper, loan participation interests, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by the foregoing securities. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.
: Principal Risks
  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
  The value of the Fund's shares and the securities held by the Fund can each decline in value.
  The amount of income the Fund generates will vary with changes in prevailing interest rates.
  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.
  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.
  The Money Market Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers. Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

: Risk/Return Bar Chart and Table
The following performance information provides some indication of the risks of investing in the Retail Shares of the Money Market Portfolio. The bar chart shows changes in the Retail Shares of the Money Market Portfolio's performance from year to year. The table shows the Portfolio's average annual total returns for the one year, five year and since inception periods. While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Retail Shares of the Money Market Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.
Money Market Portfolio - Retail Shares % Total Return Calendar Year End

As of June 30, 2012, the Money Market Portfolio Retail Shares had a year-to-date return of 0.00%.

The Money Market Portfolio Retail Shares' highest quarterly return was 1.11% for the quarter ended September 30, 2007; the lowest quarterly return was 0.00% for the quarter ended September 30, 2009.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.
Average Annual Total Returns - For the period ended December 31, 2011
Average Annual Total Returns -		Retail Class Money Market Portfolio Retail Shares
One Year		none
Five Year		1.35%
Since Inception	[1]	1.41%
[1]	The inception date for the Money Market Portfolio's Retail Shares was November 28, 2006.